SHORT-TERM BORROWINGS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Short-term borrowings CNY	Dec. 31, 2012 Short-term borrowings CNY	Dec. 31, 2011 Short-term borrowings CNY	Dec. 31, 2012 Unsecured short-term bank loans CNY	Dec. 31, 2013 Secured short-term borrowings from third party CNY	Dec. 31, 2013 Unsecured short-term borrowings from third parties CNY	Dec. 31, 2013 Unsecured short-term borrowings from individuals CNY
SHORT-TERM BORROWINGS
Total Short-term borrowings	$ 16,259	98,430	60,000				60,000	50,000	20,800	27,630
Interest expenses incurred				6,533	4,365	4,685
Weighted average interest rate (as a percent)				20.23%	6.87%
Weighted average short-term borrowings				23,781	66,049
Short-term loans secured by equity of Jinghan Yingcai (as a percent)								100.00%